Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 808	$ 748
Not later than one year [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	374	342
Later than one year and not later than two years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	258	225
Later than two years and not later than three years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	123	135
Later than three years and not later than four years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	42	42
Later than four years and not later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 11	2
Later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations		$ 2